Deferred Credits (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure Of Deferred Credits [Abstract]
Disclosure of deferred credits

	2022 $	2021 $
IRU prepayments	362	374
Equipment revenue	9	13
Deposit on future fibre sale	2	2

	373	389